Consolidated Statements of Cash Flows € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Cash flows from operating activities
Profit (loss) for the year | €		€ 9,784	€ 604	€ (6,641)
Adjustments for:
Financing expenses, net | €		8,153	2,091	9,228
Capital gain | €		(18,770)
Depreciation and amortization | €		6,416	5,816	4,518
Share-based payment transactions | €		8	5	5
Share of profits of equity accounted investees | €		(3,086)	(2,545)	(1,531)
Payment of interest on loan from an equity accounted investee | €		370	3,036	407
Change in trade receivables and other receivables | €		403	(17)	2,012
Change in other assets | €		(1,950)	37	126
Change in asset from concessions project | €		1,329	1,431	(84)
Change in accrued severance pay, net | €		9	15	2
Change in trade payables | €		461	633	(258)
Change in other payables | €		5,336	(1,565)	(2,655)
Taxes on income (tax benefit) | €		(287)	215	372
Income taxes paid | €		(100)	(77)	(42)
Interest received | €		1,719	1,835	505
Interest paid | €		(6,083)	(4,924)	(3,659)
Total adjustment to reconcile profit and loss | €		(6,072)	5,986	8,946
Net cash provided by operating activities | €		3,712	6,590	2,305
Cash flows from investing activities:
Acquisition of fixed assets | €		(74,587)	(3,708)	(7,576)
Acquisition of subsidiary, net of cash acquired | €		(1,000)	(1,000)	(9,851)
Repayment of loan from an equity accounted investee | €			1,540
Proceeds from sale of investments | €		34,586
Advances on account of investments | €				(8,000)
Proceeds from marketable securities | €			3,316	1,277
Acquisition of marketable securities | €				(6,677)
Proceeds from settlement of derivatives, net | €		532	664	620
Proceed (investment) in restricted cash, net | €		(26,003)	(3,107)	3,225
Investment in short term deposit | €		(6,302)
Repayment (grant) Loan to others | €		3,912	(3,500)	(361)
Net cash used in investing activities | €		(68,862)	(5,795)	(27,343)
Cash flows from financing activities:
Repayment of long-term loans and finance lease obligations | €		(5,844)	(17,819)	(2,224)
Repayment of Debentures | €		(9,836)	(4,668)	(4,842)
Cost associated with long term loans | €		(12,218)
Proceeds from options | €		19
Sale of shares in subsidiaries to non-controlling interests | €		13,936
Acquisition of shares in subsidiaries from non-controlling interests | €		(2,961)
Issuance of ordinary shares | €		7,807
Repurchase of own shares | €				(14)
Proceeds from long term loans, net | €		59,298	34,745	5,575
Proceeds from issuance of debentures, net | €		22,317		31,175
Net cash from financing activities | €		72,518	12,258	29,670
Effect of exchange rate fluctuations on cash and cash equivalents | €		259	(133)	(3,156)
Increase in cash and cash equivalents | €		7,627	12,920	1,476
Cash and cash equivalents at the beginning of year | €		36,882	23,962	22,486
Cash and cash equivalents at the end of the year | €		€ 44,509	€ 36,882	€ 23,962
USD [Member]
Cash flows from operating activities
Profit (loss) for the year | $	$ 10,978
Adjustments for:
Financing expenses, net | $	9,149
Capital gain | $	(21,063)
Depreciation and amortization | $	7,200
Share-based payment transactions | $	9
Share of profits of equity accounted investees | $	(3,463)
Payment of interest on loan from an equity accounted investee | $	415
Change in trade receivables and other receivables | $	452
Change in other assets | $	(2,188)
Change in asset from concessions project | $	1,491
Change in accrued severance pay, net | $	10
Change in trade payables | $	517
Change in other payables | $	5,988
Taxes on income (tax benefit) | $	(322)
Income taxes paid | $	(112)
Interest received | $	1,929
Interest paid | $	(6,826)
Total adjustment to reconcile profit and loss | $	(6,814)
Net cash provided by operating activities | $	4,164
Cash flows from investing activities:
Acquisition of fixed assets | $	(83,699)
Acquisition of subsidiary, net of cash acquired | $	(1,122)
Repayment of loan from an equity accounted investee | $
Proceeds from sale of investments | $	38,811
Advances on account of investments | $
Proceeds from marketable securities | $
Acquisition of marketable securities | $
Proceeds from settlement of derivatives, net | $	597
Proceed (investment) in restricted cash, net | $	(29,180)
Investment in short term deposit | $	(7,072)
Repayment (grant) Loan to others | $	4,390
Net cash used in investing activities | $	(77,275)
Cash flows from financing activities:
Repayment of long-term loans and finance lease obligations | $	(6,558)
Repayment of Debentures | $	(11,038)
Cost associated with long term loans | $	(13,711)
Proceeds from options | $	21
Sale of shares in subsidiaries to non-controlling interests | $	15,638
Acquisition of shares in subsidiaries from non-controlling interests | $	(3,323)
Issuance of ordinary shares | $	8,761
Repurchase of own shares | $
Proceeds from long term loans, net | $	66,542
Proceeds from issuance of debentures, net | $	25,043
Net cash from financing activities | $	81,375
Effect of exchange rate fluctuations on cash and cash equivalents | $	294
Increase in cash and cash equivalents | $	8,558
Cash and cash equivalents at the beginning of year | $	41,388
Cash and cash equivalents at the end of the year | $	$ 49,946